CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY
Net of issuance costs	¥ 19,134